Assets held for sale - Schedule of net loss and comprehensive loss from discontinued operations (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Expenses
General and administrative	$ 14,450,094	$ 15,926,103	$ 10,058,083
Depreciation and amortization	4,537,415	4,045,523	3,900,458
Gain on sale of property and plant	(4,249,582)
Net income (loss) from discontinued operations	3,096,834	(1,347,473)	(3,347,561)
Disposal Group
Disclosure Of Assets Held For Sale [Line Items]
Revenue	0	0	14,514
Cost of revenue	0	0	1,032,010
Gross loss before fair value adjustments	0	0	(1,017,496)
Fair value adjustments on inventory sold	0	0	(945)
Unrealized loss on changes in fair value of biological assets	0	0	166,886
Gross loss	0	0	(1,183,437)
Expenses
General and administrative	1,185,600	1,412,392	1,665,541
Depreciation and amortization	0	0	90,340
Impairment of equipment	0	0	387,474
Total operating expenses	1,185,600	1,412,392	2,143,355
Loss from discontinued operations	(1,185,600)	(1,412,392)	(3,326,792)
Other income	(32,852)	(64,919)	(79,568)
Loss on sale of equipment	0	0	100,337
Gain on sale of property and plant	(4,249,582)	0	0
Net income (loss) from discontinued operations	$ 3,096,834	$ (1,347,473)	$ (3,347,561)